Fixed assets - Other intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 2,365	€ 2,678	€ 2,842
Incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities		195	195
VOO
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	166
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	721	1,060	926
BELGIUM | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	303	213
POLAND | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 121
ROMANIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		319
EGYPT | 2G licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 311
SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			611
FRANCE | 2G licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			207
FRANCE | 3G licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			€ 57